Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Elfun Trusts
Prospectus [Line Items]
Average Annual Return, Percent	16.68%	14.70%	15.79%
Elfun Trusts | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.20%	12.47%	13.27%
Elfun Trusts | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.67%	11.34%	12.35%